Interim Condensed Consolidated Statements of Changes In Shareholders’ Equity (Unaudited) - USD ($)	Ordinary shares	Additional paid-in capital	Statutory reserves	Retained earnings	Accumulated other comprehensive loss	Total
Balance at Dec. 31, 2023	$ 50	$ 897,308	$ 465,572	$ 6,466,293	$ (382,372)	$ 7,446,851
Balance (in Shares) at Dec. 31, 2023	5,000,000
Net income(loss) for the period				(265,842)		(265,842)
Shares issued in connection with initial public offering	$ 12	2,314,837				2,314,849
Shares issued in connection with initial public offering (in Shares)	1,207,500
Foreign currency translation adjustment					(12,400)	(12,400)
Balance at Jun. 30, 2024	$ 62	3,212,145	465,572	6,200,451	(394,772)	9,483,458
Balance (in Shares) at Jun. 30, 2024	6,207,500
Balance at Dec. 31, 2024	$ 68	7,620,339	465,572	787,211	(419,559)	8,453,631
Balance (in Shares) at Dec. 31, 2024	6,839,600
Net income(loss) for the period				(1,356,773)		(1,356,773)
Foreign currency translation adjustment					30,304	30,304
Balance at Jun. 30, 2025	$ 68	$ 7,620,339	$ 465,572	$ (569,562)	$ (389,255)	$ 7,127,162
Balance (in Shares) at Jun. 30, 2025	6,839,600